Other assets	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other assets	Other assets
Other assets include the following:

(In $ millions)	2020	2019
Intangible asset - Favorable contracts	—	40.4
Mobilization revenue receivables	—	22.3
Prepaid expenses	26.7	14.1
Income taxes receivable	13.0	19.3
VAT receivable	5.7	10.6
Deferred mobilization costs	3.0	7.5
Reimbursable amounts due from customers	1.5	3.5
Other	3.1	1.8
Total other assets	53.0	119.5
Other assets are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	2020	2019
Other current assets	45.0	119.5
Other non-current assets (1)	8.0	—
Total other assets	53.0	119.5
(1) Relates to prepaid Directors and Officers insurance cover relating to tail back claims in the Chapter 11 process.
Mobilization revenue receivables
Under our contracts for the West Auriga and West Vela, we are paid for mobilization activities over the contract term. We recorded a financial asset equal to the fair value of this future stream of payments when we acquired these drilling units from Seadrill. We collected these amounts over the term of the drilling contracts which completed in October 2020 and November 2020, respectively. We record the unwind of the time value of money discount as interest income.
Favorable contracts
Favorable drilling contracts are recorded as intangible assets at fair value on the date of acquisition less accumulated amortization. The amounts recognized represent the net present value of the existing contracts at the time of acquisition compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. The estimated favorable contract values have been recognized and amortized on a straight line basis over the terms of the contracts, ranging from two to five years.
Favorable contracts to be amortized relate to the favorable contracts acquired with the West Auriga and the West Vela from Seadrill as at December 31, 2020. These were fully amortized in October 2020 and November 2020 respectively. The gross carrying amounts and accumulated amortization included in "other current asset"' and "other non-current assets" in the Consolidated Balance Sheets were as follows:

	2020			2019
(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets- Favorable contracts
Balance at beginning of period	357.3	(316.9)	40.4	357.3	(271.8)	85.5
Amortization of favorable contracts	—	(40.4)	(40.4)	—	(45.1)	(45.1)
Balance at end of period	357.3	(357.3)	—	357.3	(316.9)	40.4